Investment Objectives and Goals	Aug. 31, 2025
Neuberger Disrupters ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Disrupters ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Neuberger China Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger China Equity ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Neuberger Commodity Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Commodity Strategy ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks total return.
Neuberger Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Core Equity ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Neuberger Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Growth ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Neuberger Japan Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Japan Equity ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Neuberger Option Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Option Strategy ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital and income generation.
Neuberger Quality Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Quality Select ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Neuberger Small-Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Small-Mid Cap ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Neuberger Small Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Small Value ETF
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.